Issued share capital, share premium account and share options - Share price (Details)	12 Months Ended
	Mar. 31, 2018 Options € / shares	Mar. 31, 2018 USD ($) Options	Mar. 31, 2017 Options € / shares	Mar. 31, 2017 USD ($) Options	Mar. 31, 2016 USD ($) Options	Mar. 31, 2016 EUR (€) Options € / shares
Disclosure of classes of share capital [line items]
Share price	€ 16.00		€ 14.53			€ 14.17
Average share price | $		$ 16.95		$ 13.28	$ 13.06
Number of options exercisable | Options	0	0	0	0	0	0
Number of options exercised | Options		0		0	300,000	300,000
Weighted average share price as of the dates of exercises | €						€ 11.70
Minimum
Disclosure of classes of share capital [line items]
Share price	€ 14.55		€ 10.46			€ 10.47
Maximum
Disclosure of classes of share capital [line items]
Share price	€ 19.39		€ 14.96			€ 15.35